Transactions with Related Parties - Crewcare Inc. (Details) - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Related Party Transaction [Line Items]
Due to related parties	$ 721,213		$ 166,354
Crewcare Inc.
Related Party Transaction [Line Items]
Due to related parties	688,984		$ 166,354
Manning Agency Agreements | Crewcare Inc.
Related Party Transaction [Line Items]
Manning expenses	237,417	$ 201,851
Cadetship Program Agreement | Crewcare Inc.
Related Party Transaction [Line Items]
Cadetship program expenses	$ 130,000	$ 75,000